Consolidated Statement of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Tickeri Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Tickeri Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Tickeri Inc [Member]	Total	Tickeri Inc [Member]	Monster Creative LLC [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2018
Beginning balance, shares at Dec. 31, 2018
Members’ equity beginning balance at Dec. 31, 2018											$ (83,912)
Net income (loss)											428,856
Member distributions
Ending balance at Dec. 31, 2019					$ 205,500		$ (281,542)		$ (76,042)
Ending balance, share at Dec. 31, 2019
Members’ equity ending balance at Dec. 31, 2019											344,944
Net income (loss)											381,109
Member distributions											(200,962)
Members’ equity ending balance at Jun. 30, 2020											525,091
Beginning balance at Dec. 31, 2019					205,500		(281,542)		$ (76,042)
Beginning balance, shares at Dec. 31, 2019
Members’ equity beginning balance at Dec. 31, 2019											344,944
Members interest purchased for cash (timing difference from 2020)					1,307,441				1,307,441
Shares issued in reverse merger with HUMBL	$ 70		$ 9,992		(10,062)
Shares issued in reverse merger, shares	7,000,000		999,177,443
Share cancellation			$ (250)		250
Share cancellation, shares			(25,000,000)
Discount on convertible notes					85,939				85,939
Warrant purchases					956,757				956,757
Net income (loss)							(713,263)		(713,263)		144,786
Shares issued for cash										$ 468
Shares issued for cash, shares										10,000,000
Shares cancelled			$ 250		(250)
Share cancellation, shares			25,000,000
Member distributions											(126,741)
Ending balance at Dec. 31, 2020	$ 70		$ 9,742	$ 85	2,545,825	$ 25,383	(994,805)	$ (194,530)	$ 1,560,832	$ (169,062)
Ending balance, share at Dec. 31, 2020	7,000,000		974,177,443	8,500,000
Members’ equity ending balance at Dec. 31, 2020											362,989
Beginning balance at Jan. 01, 2020
Beginning balance, shares at Jan. 01, 2020
Net income (loss)								(37,673)		(37,673)
Shares issued for services				$ 85		383				468
Shares issued for services, shares				8,500,000
Contribution of equity						25,000				25,000
Ending balance at Mar. 31, 2020				$ 85		25,383		(37,673)		(12,205)
Ending balance, share at Mar. 31, 2020				8,500,000
Beginning balance at Jan. 01, 2020
Beginning balance, shares at Jan. 01, 2020
Net income (loss)								(194,530)		(194,530)
Shares issued for services				$ 85		383				468
Shares issued for services, shares				8,500,000
Contribution of equity						25,000				25,000
Ending balance at Dec. 31, 2020	$ 70		$ 9,742	$ 85	2,545,825	25,383	(994,805)	(194,530)	$ 1,560,832	(169,062)
Ending balance, share at Dec. 31, 2020	7,000,000		974,177,443	8,500,000
Members’ equity ending balance at Dec. 31, 2020											362,989
Members interest purchased for cash (timing difference from 2020)					10,000				$ 10,000
Shares issued in reverse merger with HUMBL		$ 6			39,961				39,967
Shares issued in reverse merger, shares		552,029
Net income (loss)								(23,007)	(1,436,862)	(23,007)
Comprehensive loss							(1,436,862)		(1,436,862)
Share adjustment
Share adjustment, shares			41,156
Shares issued for services					179,675				179,675
Shares issued for services, shares		2,272
Reclassification from deferred revenue on warrant purchase					43,243				43,243
Ending balance at Mar. 31, 2021	$ 70	$ 6	$ 9,742	$ 85	2,818,704	25,383	(2,431,667)	(217,537)	396,855	(192,069)
Ending balance, share at Mar. 31, 2021	7,000,000	554,301	974,218,599	8,500,000
Beginning balance at Dec. 31, 2020	$ 70		$ 9,742	$ 85	2,545,825	25,383	(994,805)	(194,530)	$ 1,560,832	(169,062)
Beginning balance, shares at Dec. 31, 2020	7,000,000		974,177,443	8,500,000
Members’ equity beginning balance at Dec. 31, 2020											362,989
Net income (loss)											(783,821)
Member distributions											(118,159)
Members’ equity ending balance at Jun. 30, 2021											(538,991)
Beginning balance at Dec. 31, 2020	$ 70		$ 9,742	$ 85	2,545,825	$ 25,383	(994,805)	$ (194,530)	$ 1,560,832	$ (169,062)
Beginning balance, shares at Dec. 31, 2020	7,000,000		974,177,443	8,500,000
Members’ equity beginning balance at Dec. 31, 2020											$ 362,989
Members interest purchased for cash (timing difference from 2020)					10,000				$ 10,000
Shares issued in reverse merger with HUMBL		$ 6			39,961				39,967
Shares issued in reverse merger, shares		552,029
Discount on convertible notes					2,055,219				2,055,219
Net income (loss)							(49,656,004)		(49,656,004)
Share adjustment
Share adjustment, shares			41,156
Shares issued for cash			$ 4		999,996				1,000,000
Shares issued for cash, shares			437,500
Shares issued for services			$ 183		6,228,411				6,228,594
Shares issued for services, shares		2,272	18,272,540
Shares issued for acquisition of Tickeri			$ 93		9,999,907				10,000,000
Shares issued for acquisition of Tickeri, shares			9,345,794
Shares issued in settlement			$ 10		1,169,990				1,170,000
Shares issued in settlement, shares			1,000,000
Shares issued in exercise of warrants			$ 200		3,999,800				4,000,000
Shares issued in exercise of warrants, shares			20,000,000
Conversion of Preferred B shares for common shares			$ (796)		796
Conversion of common shares to Preferred B shares, shares		7,962	(79,625,000)
Conversion of Preferred B shares for common shares		$ (1)	$ 794		(793)
Conversion of common shares to Preferred B shares, shares		(7,939)	79,390,000
Shares cancelled for no consideration
Shares cancelled for no consideration, shares		(9,350)
Preferred B shares redeemed for cash					(215)				(215)
Preferred B shares redeemed for cash, shares		(215)
Reclassification from deferred revenue on warrant purchase					43,243				43,243
Beneficial conversion feature on convertible note payable					3,300,000				3,300,000
Warrants granted to consultants					3,789,864				3,789,864
Shares cancelled for no consideration
Shares cancelled for no consideration, shares		9,350
Ending balance at Dec. 31, 2021	$ 70	$ 5	$ 10,230		34,182,004		(50,650,809)		(16,458,500)
Ending balance, share at Dec. 31, 2021	7,000,000	544,759	1,023,039,433
Share cancellation			$ 9		187,241				187,250
Share cancellation, shares			825,000
Net income (loss)									(12,465,345)
Comprehensive loss							(12,465,345)		(12,462,303)			3,042
Shares issued for cash
Shares issued for services			$ 7		190,586				$ 190,593
Shares issued for services, shares			675,000
Shares issued for acquisition of Tickeri, shares									13,200,000
Shares issued in settlement			$ 40		1,120,360				$ 1,120,400
Shares issued in settlement, shares			4,000,000
Shares issued in exercise of warrants			$ 100		1,999,900				2,000,000
Shares issued in exercise of warrants, shares			10,000,000
Conversion of Preferred B shares for common shares			$ 2,206		(2,206)
Conversion of common shares to Preferred B shares, shares			220,640,000
Conversion of common shares to Preferred B shares, shares		(22,064)
Shares cancelled for no consideration
Shares cancelled for no consideration, shares		4,900
Shares cancelled			$ (9)		(187,241)				(187,250)
Share cancellation, shares			(825,000)
Shares issued for acquisition of BizSecure			$ 132		2,229,348				2,229,480
Shares issued for acquisition of BizSecure, shares			13,200,000
Shares issued for acquisition of Ixaya			$ 90		1,499,910				1,500,000
Shares issued for acquisition of Ixaya, shares			8,962,036
Shares issued in exchange of notes payable and accrued interest			$ 374		3,176,430				3,176,804
Shares issued in exchange of notes payable and accrued interest, shares			37,374,170
Shares cancelled for no consideration
Shares cancelled for no consideration, shares		(4,900)
Stock based compensation - warrants					3,270,349				3,270,349
Stock based compensation - options					36,750				36,750
Stock based compensation – restricted stock grants					1,440,464				1,440,464
Ending balance at Mar. 31, 2022	$ 70	$ 5	$ 13,170		$ 48,956,654		$ (63,116,154)		$ (14,143,213)			$ 3,042
Ending balance, share at Mar. 31, 2022	7,000,000	517,795	1,317,065,639